Business combination under common control	12 Months Ended
Dec. 31, 2024
Business combination under common control
Business combination under common control

4.Business combination under common control

Acquisition of a global mobile application service provider

(i) The acquisition in January 2022

On January 20, 2022, a wholly-owned subsidiary of Tencent consummated the acquisition of a 100% equity interest of a global mobile application service provider (the “acquiree”). The acquiree provides mobile application services in the international markets. The amount of excess of the purchase price over the fair value of the identifiable assets and liabilities acquired is recorded as goodwill. The transaction consideration was allocated based on the fair value of the identifiable assets acquired and liabilities at the acquisition date as summarized as follows:

January 20, 2022
Identifiable intangible assets acquired:
- Platform content	113,468
- Trademark	35,060
- Technology	7,650
Deferred tax liabilities	(26,550)
Goodwill (Note 11)	444,086
Total cash consideration*	573,714
*	The global mobile application service provider was acquired at a consideration of US$90 million (equivalent to RMB573,714) in cash.

Significant estimates and judgments were applied in determining the fair value of the acquired assets with assistance of an independent valuation firm. The Company estimated the fair value of the acquired platform content using the excess earnings method, which involved the use of estimates and assumptions related to discount rate and attrition rate. In terms of the fair value of the acquired trademark, the relief from royalty method was used, which involved the use of estimates and assumptions related to revenue growth rate, royalty rate and discount rate.

Pro-forma results related to the acquisition in accordance ASC 805 have not been presented because the contribution of net revenue and net income of the acquiree is less than 1% of the Company’s consolidated net revenue and net income for the year ended December 31, 2021.

(ii) Huya’s acquisition of the acquiree from Tencent in December 2023

On December 22, 2023 (the “Acquisition date”), Huya acquired 100% equity interest in the acquiree from a wholly-owned subsidiary of Tencent for an aggregate cash consideration of US$81 million (equivalent to RMB574,826). Since the acquiree and Huya are under common control of Tencent, the Acquisition has been accounted for as business combination under common control in accordance with ASC 805, Business Combinations. The financial results of the acquiree have been retrospectively combined into Huya’s financial statements from the date when it first came under control of Tencent.

The financial information of the acquiree for the year of 2023 and comparative period:

a. Revenue and net loss of the acquiree for the year ended December 31, 2023 and for the period from January 20, 2022 to December 31, 2022 are as follows:

		For the period from
	For the year ended	January 20, 2022 to
	December 31, 2023	December 31, 2022
Revenue	61,431	43,889
Net loss	(4,551)	(61,017)

4.Business combination under common control (continued)

(ii) Huya’s acquisition of the acquiree from Tencent in December 2023 (continued)

b. The carrying amounts of assets including goodwill, liabilities and equity of the acquiree at the Acquisition date and December 31, 2022 are as follows:

	Acquisition date	December 31, 2022
Total assets	611,533	645,993
Total liabilities	(38,848)	(79,974)
Net assets	572,685	566,019

The assets and liabilities of the acquiree have also been retrospectively reflected in Huya’s consolidated financial statements at Tencent’s historical cost.

As detailed above, Huya’s consolidated statements of changes in shareholders’ equity have been retrospectively adjusted due to this business combination under common control. RMB 573,714 was recorded in additional paid-in capital for the year ended December 31, 2022, which represents the net assets of the acquiree on January 20, 2022. RMB574,826 was debited in additional paid-in capital for the year ended December 31, 2023, which represents the cash consideration of Huya’s acquisition from Tencent on December 22, 2023.